Nature of Operations and Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Antidilutive securities	5,712,828	2,918,557
Convertible Preferred Stock [Member]
Antidilutive securities	1,031,454	944,932
Stock Options [Member]
Antidilutive securities	337,846	249,951
Warrants [Member]
Antidilutive securities	4,343,528	1,723,674